Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Cost of inventories recognised as expense	$ 411.7	$ 232.6	$ 87.4
Provision for inventory write down	$ 21.9	$ 13.3